UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       4-28-06
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     158
                                            -------------------------

Form 13F Information Table Value Total:     $518,315
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 5433      71775  SH        SOLE           71775
ACCO Brands Corporation        com 00081T108 1693      76250  SH        SOLE           76250
Alberto Culver Co.             com 013068101 4379      99000  SH        SOLE           99000
Alliant Techsystems Inc.       com 018804104 1389      18000  SH        SOLE           18000
Alltel Corporation             com 020039103 3009      46475  SH        SOLE           46475
American Science & Engineering com 029429107 3736      40000  SH        SOLE           40000
American Woodmark Corporation  com 030506109 2485      70000  SH        SOLE           70000
AMETEK Inc.                    com 031100100 2104      46800  SH        SOLE           46800
Anadarko Petroleum Corporation com 032511107 1778      17600  SH        SOLE           17600
Automatic Data Processing,Inc. com 053015103 3597      78740  SH        SOLE           78740
Avery Dennison Corporation     com 053611109  991      16960  SH        SOLE           16960
BB&T Corporation               com 066821109 3316      84600  SH        SOLE           84600
Balchem Corporation            com 057665200 1961      85000  SH        SOLE           85000
Beckman Coulter, Inc.          com 075811109 3558      65200  SH        SOLE           65200
Bed Bath and Beyond Inc.       com 075896100 2039      53100  SH        SOLE           53100
Berkshire Hathaway CLB         com 084670207 1548        514  SH        SOLE           514
Black & Decker Corp.           com 091797100 1946      22400  SH        SOLE           22400
Biomet, Inc.                   com 090613100 1968      55400  SH        SOLE           55400
Briggs & Stratton Corp.        com 109043109  290       8200  SH        SOLE           8200
Brown & Brown,Inc.             com 115236101 2108      63500  SH        SOLE           63500
Brunswick Corporation          com 117043109  699      18000  SH        SOLE           18000
Caterpillar Inc.               com 149123101 3497      48700  SH        SOLE           48700
C.R. Bard, Inc.                com 067383109 2041      30100  SH        SOLE           30100
CenturyTel, Inc.               com 156700106 1369      35000  SH        SOLE           35000
Champion Enterprises, Inc.     com 158496109  742      49600  SH        SOLE           49600
Chattem, Inc.                  com 162456107 4825     128150  SH        SOLE           128150
CheckPoint Software
  Technologies, Ltd.           com M22465104 1001      50000  SH        SOLE           50000
Christopher & Banks Corp.      com 171046105 5795     249700  SH        SOLE           249700
Citigroup Inc.                 com 172967101  317       6716  SH        SOLE           6716
CLARCOR Inc.                   com 179895107 2257      63400  SH        SOLE           63400
Coach Inc.                     com 189754104  698      20200  SH        SOLE           20200
Comerica Inc.                  com 200340107  504       8700  SH        SOLE           8700
ConocoPhillips                 com 20825C104 3170      50196  SH        SOLE           50196
Core Laboratories N.V.         com N22717107 3842      80800  SH        SOLE           80800
Corinthian Colleges, Inc.      com 218868107  163      11300  SH        SOLE           11300
Countrywide Financial
  Corporation                  com 222372104 1179      32100  SH        SOLE           32100
Courier Corporation            com 222660102  443      10000  SH        SOLE           10000
Craftmade International,Inc.   com 22413E10411047     597500  SH        SOLE           597500
Diamond Offshore Drilling, Inc.com 25271C102 1566      17500  SH        SOLE           17500
Diebold Incorporated           com 253651103 7673     186700  SH        SOLE           186700
Dollar Tree Stores, Inc.       com 25674710610895     393750  SH        SOLE           393750
Donaldson Company, Inc.        com 257651109 2075      61400  SH        SOLE           61400
Dover Corporation              com 260003108 2336      48100  SH        SOLE           48100
Duke Realty Corporation        com 264411505 1404      37000  SH        SOLE           37000
Education Management Corp.     com 28139t101 1830      44000  SH        SOLE           44000
Emerson Electric Co.           com 291011104 1131      13519  SH        SOLE           13519
EnCana Corporation             com 292505104  607      13000  SH        SOLE           13000
Everest Re Group, Ltd.         com 012268483 4780      51200  SH        SOLE           51200
Excelon Corporation            com 30161n101 1534      29000  SH        SOLE           29000
Expeditors International       com 302130109 2341      27100  SH        SOLE           27100
Exxon Mobil Corporation        com 302290101 2660      43703  SH        SOLE           43703
FPL Group, Inc.                com 302571104 1264      31500  SH        SOLE           31500
FactSet Research Systems Inc.  com 303075105 2260      50950  SH        SOLE           50950
Fargo Electronics, Inc.        com 30744p10213364     790300  SH        SOLE           790300
First Data Corporation         com 319963104 2905      62050  SH        SOLE           62050
First Marblehead Corporation   com 320771108 3521      81400  SH        SOLE           81400
Fleetwood Enterprises Inc.     com 339099103  452      40500  SH        SOLE           40500
Fortune Brands Inc.            com 349631101 2814      34900  SH        SOLE           34900
Franklin Electric Company      com 353514102 2749      50300  SH        SOLE           50300
Fremont Michigan InsuraCorp    com 357365105  410      13700  SH        SOLE           13700
Gallagher & Co., (Arthur J.)   com 363576109 2876     103400  SH        SOLE           103400
Garmin Ltd.                    com g37260109  882      11100  SH        SOLE           11100
General Dynamics Corporation   com 369550108 8981     140380  SH        SOLE           140380
Gentex Corporation             com 371901109 3928     225000  SH        SOLE           225000
Genuine Parts Company          com 372460105 2599      59300  SH        SOLE           59300
Graco Inc.                     com 38410910412375     272400  SH        SOLE           272400
Harley Davidson, Inc.          com 412822108 4674      90100  SH        SOLE           90100
Harris Corporation             com 413875105 1135      24000  SH        SOLE           24000
Health Care Property           com 421915109 2207      77700  SH        SOLE           77700
Henry Schein Inc.              com 806407102  479      10000  SH        SOLE           10000
Hibbett Sporting Goods, Inc.   com 428565105 1410      42750  SH        SOLE           42750
Hormel Foods Corporation       com 440452100  676      20000  SH        SOLE           20000
Home Depot, Inc.               com 437076102  914      21605  SH        SOLE           21605
Host Marriott Corp.            com 44107P104  509      23800  SH        SOLE           23800
Huntington Bancshares Inc.     com 446150104  362      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  330      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 9816    1010900  SH        SOLE           1010900
ITT Industries, Inc.           com 450911102 2170      38600  SH        SOLE           38600
J.M. Smucker Company           com 832696405  715      18000  SH        SOLE           18000
Johnson Controls, Inc.         com 478366107 3265      43000  SH        SOLE           43000
Jones Apparel Group Inc.       com 480074103 2544      71925  SH        SOLE           71925
K-Swiss Inc. - Class A         com 482686102  530      17600  SH        SOLE           17600
Kellogg Corporation            com 487836108 2889      65600  SH        SOLE           65600
Kimberly Clark Corp.           com 316773100  251       4350  SH        SOLE           4350
Kinectic Concepts, Inc.        com 49460W20816381     397900  SH        SOLE           397900
Landstar System, Inc.          com 515098101 1985      45000  SH        SOLE           45000
Layne Christensen Company      com 521050104  888      26500  SH        SOLE           26500
Leggett & Platt, Inc.          com 524660107 9877     405300  SH        SOLE           405300
Leucadia National Corporation  com 527288104  957      16050  SH        SOLE           16050
Lexmark International, Inc.    com 529771107 3000      66100  SH        SOLE           66100
Lifetime Brands Inc.           com 53222q10326018     922968  SH        SOLE           922968
Lincare Holdings Inc.          com 532791100 3853      98900  SH        SOLE           98900
MBIA Inc.                      com 55262C100  373       6200  SH        SOLE           6200
Mackinac Financial Corporation com 554571109  376      37500  SH        SOLE           37500
Manor Care, Inc.               com 564055101 7371     166200  SH        SOLE           166200
Maritrans Inc.                 com 570363101  611      25000  SH        SOLE           25000
Masco Corporation              com 574599106  812      25000  SH        SOLE           25000
McCormick & Co. Inc.           com 579780206 2878      85000  SH        SOLE           85000
Meadowbrook Insurance          com 58319p108 5699     814200  SH        SOLE           814200
Mettler-Toledo Intl Inc.       com 592688105 2015      33400  SH        SOLE           33400
Mine Safety Appliances Company com 60272010410466     249200  SH        SOLE           249200
Mohawk Industries Inc.         com 60819010410645     131880  SH        SOLE           131880
Mylan Laboratories             com 628530107 6423     274500  SH        SOLE           274500
National City Corporation      com 635405103 2485      71200  SH        SOLE           71200
National Dentex Corporation    com 63563h109 1742      75000  SH        SOLE           75000
National Fuel Gas              com 636180101  491      15000  SH        SOLE           15000
Neogen Corporation             com 640491106 5022     205000  SH        SOLE           205000
Newell Rubbermaid Inc.         com 651229106 1310      52000  SH        SOLE           52000
Nobel Learning
  Communities, Inc.            com 654889104  240      25000  SH        SOLE           25000
North Fork Bancorporation, Inc.com 659424105 6435     223200  SH        SOLE           223200
Occidental Petroleum Corp.     com 674599105 2122      22900  SH        SOLE           22900
PACCAR, Inc.                   com 703395103  352       5000  SH        SOLE           5000
PICO Holdings, Inc.            com 693366205  852      25900  SH        SOLE           25900
Patterson Companies Inc.       com 703395103 1954      55500  SH        SOLE           55500
Patterson-UTI Energy, Inc.     com 703414102  481      15050  SH        SOLE           15050
Pharmaceutical HOLDR           com 71712a206  485       6800  SH        SOLE           6800
Pinnacle West Capital Corp.    com 723484101  626      16000  SH        SOLE           16000
Plum Creek Timber Company, Inc.com 729251108  757      20500  SH        SOLE           20500
Polaris Industries Inc.        com 731068102 2548      46700  SH        SOLE           46700
ProQuest Company               com 74346P102 4464     208700  SH        SOLE           208700
Pulte Homes Inc.               com 74586710111432     297550  SH        SOLE           297550
RC2 Corporation                com 749388104 7365     185000  SH        SOLE           185000
Rockwell Collins, Inc.         com 774341101 2327      41300  SH        SOLE           41300
Ross Stores, Inc.              com 778296103 8096     277350  SH        SOLE           277350
RPM International, Inc.        com 749685103 1489      83000  SH        SOLE           83000
SEI Investments Co.            com 784117103 2022      49900  SH        SOLE           49900
SEMCO Energy, Inc.             com 78412d109 2243     405000  SH        SOLE           405000
Schering-Plough                com 806605101  476      25050  SH        SOLE           25050
Sherwin Williams Co.           com 824348106 4598      93000  SH        SOLE           93000
Simpson Manufacturing Co., Inc.com 829073105 6495     150000  SH        SOLE           150000
Sparton Corp.                  com 847235108 2129     242232  SH        SOLE           242232
Stanley Furniture Company      com 854305208 2194      75000  SH        SoLE           75000
Stericycle, Inc.               com 858912108 1521      22500  SH        SOLE           22500
Stratsys, Inc.                 com 86268510410760     365000  SH        SOLE           365000
Strattec Security Corporation  com 863111100 1187      31830  SH        SOLE           31830
Stryker Corp.                  com 863667101  705      15900  SH        SOLE           15900
Student Loan Corporation       com 86390210212116      52000  SH        SOLE           52000
Superior Uniform Group Inc.    com 868358102 1035      94000  SH        SOLE           94000
Synovus Financial Corp.        com 87161c105 1376      50800  SH        SOLE           50800
Teleflex Inc.                  com 879369106 1647      23000  SH        SOLE           23000
The Goldman Sachs Group, Inc.  com 38141G104  855       5450  SH        SOLE           5450
The Southern Company           com 842587107  641      19550  SH        SOLE           19550
The ServiceMaster Company      com 81760n109 1267      96600  SH        SOLE           96600
The Stanley Works              com 854616109  760      15000  SH        SOLE           15000
The Toro Company               com 891092108 1982      41500  SH        SOLE           41500
Thor Industries, Inc.          com 88516010123660     443400  SH        SOLE           443400
Toll Brothers Inc.             com 889478103  724      20900  SH        SOLE           20900
Transocean Inc.                com G90078109 2465      30700  SH        SOLE           30700
TVI Corporation                com 872916101 4641    1175000  SH        SOLE           1175000
Unico American Corporation     com 904607108 4979     518645  SH        SOLE           518645
United Bankshares,Inc.         com 909907107  574      15000  SH        SOLE           15000
Washington Real Estate
  Investment Trust             com 939653101 1035      28500  SH        SOLE           28500
Waters Corporation             com 941848103 8181     189600  SH        SOLE           189600
Weyco Group, Inc.              com 962149100  900      40000  SH        SOLE           40000
XTO Energy Inc.                com 98385x106 1532      35163  SH        SOLE           35163
Yak Communications Inc.        com 984208207  588     150000  SH        SOLE           150000
Zale Corporation               com 988858106 4485     160000  SH        SOLE           160000
Zebra Technologies Corporation com 989207105 4834     108100  SH        SOLE           108100